Loans Receivable (excluding Covered Loans) Loans Receivable, Analysis of Age of Loans in Past Due Status (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	$ 7,653,050
Current	7,447,005
30 Days	41,202
60 Days	24,199
90 Days	140,644
Total	206,045
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.69%
Non-Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	7,541,953
Current	7,345,497
30 Days	39,584
60 Days	21,560
90 Days	135,312
Total	196,456
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.60%
Non-Acquired Loans [Member] | Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	5,776,002
Current	5,618,261
30 Days	34,035
60 Days	16,276
90 Days	107,430
Total	157,741
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.73%
Non-Acquired Loans [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	88,849
Current	85,785
30 Days	142
60 Days	190
90 Days	2,732
Total	3,064
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.45%
Non-Acquired Loans [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	107,882
Current	107,215
30 Days	128
60 Days	0
90 Days	539
Total	667
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.62%
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	119,192
Current	106,321
30 Days	853
60 Days	1,004
90 Days	11,014
Total	12,871
Ratio of past due loans to total loans, net of charge-offs and LIPs	10.80%
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	141,772
Current	134,560
30 Days	1,688
60 Days	375
90 Days	5,149
Total	7,212
Ratio of past due loans to total loans, net of charge-offs and LIPs	5.09%
Non-Acquired Loans [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	676,917
Current	672,263
30 Days	718
60 Days	67
90 Days	3,869
Total	4,654
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.69%
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	292,261
Current	284,427
30 Days	699
60 Days	3,153
90 Days	3,982
Total	7,834
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.68%
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	162,802
Current	162,778
30 Days	8
60 Days	0
90 Days	16
Total	24
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.01%
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	112,902
Current	112,482
30 Days	158
60 Days	64
90 Days	198
Total	420
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.37%
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	63,374
Current	61,405
30 Days	1,155
60 Days	431
90 Days	383
Total	1,969
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.11%
Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	111,097
Current	101,508
30 Days	1,618
60 Days	2,639
90 Days	5,332
Total	9,589
Ratio of past due loans to total loans, net of charge-offs and LIPs	8.63%
Acquired Loans [Member] | Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	342
Current	342
30 Days	0
60 Days	0
90 Days	0
Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired Loans [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	1,889
Current	1,889
30 Days	0
60 Days	0
90 Days	0
Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired Loans [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	0
Current	0
30 Days	0
60 Days	0
90 Days	0
Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired Loans [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	3,702
Current	3,219
30 Days	365
60 Days	0
90 Days	118
Total	483
Ratio of past due loans to total loans, net of charge-offs and LIPs	13.05%
Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	0
Current	0
30 Days	0
60 Days	0
90 Days	0
Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired Loans [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	601
Current	0
30 Days	601
60 Days	0
90 Days	0
Total	601
Ratio of past due loans to total loans, net of charge-offs and LIPs	100.00%
Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	87,134
Current	78,959
30 Days	412
60 Days	2,549
90 Days	5,214
Total	8,175
Ratio of past due loans to total loans, net of charge-offs and LIPs	9.38%
Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	3,292
Current	3,054
30 Days	238
60 Days	0
90 Days	0
Total	238
Ratio of past due loans to total loans, net of charge-offs and LIPs	7.23%
Acquired Loans [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	14,040
Current	13,950
30 Days	0
60 Days	90
90 Days	0
Total	90
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.64%
Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	97
Current	95
30 Days	2
60 Days	0
90 Days	0
Total	$ 2
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.06%